Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total: PEO 1[1,2]	CAP: PEO 1[1,3]	SCT Total: PEO 2[1,2]	CAP: PEO 2[1,3]	SCT Total: PEO 3[1,2]	CAP: PEO 3[1,3]	Average SCT Total for Non-PEO NEOs[1,2]	Average CAP to Non-PEO NEOs[1,3]	Total Stockholder Return[4]	Net Income (millions)[5]
2025	$7,467,859	$12,811,067	$0	$0	$0	$0	$3,851,072	$7,135,691	$276.45	$(33.14)
2024	$20,769	$20,769	$1,727,316	$1,428,472	$4,481,049	$(4,153,245)	$2,052,795	$(612,590)	$152.51	$(54.02)
2023	$—	$—	$—	$—	$4,813,882	$9,308,700	$3,092,664	$5,216,512	$182.24	$(108.05)

Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	John Kedzierski	Chris Kutsor, Robert Marshall
2024	John Kedzierski ("PEO 1"); Mike Ellenbogen ("PEO 2"); Peter George ("PEO 3")	Anil Chitkara, Mark Donohue, Jay Muelhoefer,
2023	Peter George	Mark Donohue, Jay Muelhoefer

Peer Group Issuers, Footnote	Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on December 31, 2022 through the end of the applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Amounts reflect Summary Compensation Table (“SCT”) Total Pay for our NEOs for each corresponding year.Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for the fiscal year ended December 31, 2025, the amounts shown in the tables below were deducted from and added to the total compensation number shown in the SCT. Please refer to our Proxy Statement that was filed on April 30, 2025 in connection with our 2025 Annual Meeting of Stockholders for information regarding how CAP was calculated for the fiscal years ended December 31, 2024 and December 31, 2023

Reconciliation of SCT Total to CAP for PEO 1	Fiscal Year 2025
Summary Compensation Table Total(A)	$7,467,859
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(6,054,750)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	11,397,958
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$12,811,067
No amounts were paid to PEO 2 and PEO 3 in 2025 as neither served as PEO during the year ended December 31, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 3,851,072	$ 2,052,795	$ 3,092,664
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,135,691	(612,590)	5,216,512
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect Summary Compensation Table (“SCT”) Total Pay for our NEOs for each corresponding year.Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for the fiscal year ended December 31, 2025, the amounts shown in the tables below were deducted from and added to the total compensation number shown in the SCT. Please refer to our Proxy Statement that was filed on April 30, 2025 in connection with our 2025 Annual Meeting of Stockholders for information regarding how CAP was calculated for the fiscal years ended December 31, 2024 and December 31, 2023

Reconciliation of SCT Total to CAP for Non-PEO NEOs	Fiscal Year 2025
Summary Compensation Table Total	$3,851,072
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(3,099,996)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	6,384,615
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$7,135,691
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP vs. Total Stockholder Returns
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s total stockholder return:

Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Total Shareholder Return Amount	$ 276.45	152.51	182.24
Net Income (Loss)	$ (33,140,000)	(54,020,000.00)	$ (108,050,000.00)
PEO Name	John Kedzierski		Peter George
Additional 402(v) Disclosure	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
Cumulative TSR Calculation Summary

Value of Initial Fixed $100 Investment Based On:
Date	EVLV's TSR
12/31/2025	$276.45
12/31/2024	$152.51
12/31/2023	$182.24

John Kedzierski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,467,859	20,769
PEO Actually Paid Compensation Amount	12,811,067	$ 20,769
PEO Name		John Kedzierski
Mike Ellenbogen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,727,316
PEO Actually Paid Compensation Amount		$ 1,428,472
PEO Name		Mike Ellenbogen
Peter George [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,481,049	$ 4,813,882
PEO Actually Paid Compensation Amount		$ (4,153,245)	$ 9,308,700
PEO Name		Peter George
PEO | John Kedzierski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,054,750)
PEO | John Kedzierski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,397,958
PEO | John Kedzierski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Kedzierski [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Kedzierski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Kedzierski [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Kedzierski [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,099,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,384,615
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0